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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8250


                       ING VP Emerging Markets Fund, Inc.
               (Exact name of registrant as specified in charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of principal executive offices) (Zip code)

                       The Corporation Trust Incorporated,
                             300 E. Lombard Street,
                               Baltimore, MD 21202
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: December 31, 2002

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

ANNUAL REPORT

December 31, 2002

                                                              ING VP EMERGING
                                                              MARKETS FUND, INC.







                                     [PHOTO]










                                                                     [LION LOGO]
                                                                      ING FUNDS

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
            President's Letter ..........................     1
            Portfolio Managers' Report ..................     2
            Index Descriptions ..........................     4
            Independent Auditors' Report ................     5
            Statement of Assets and Liabilities .........     6
            Statement of Operations .....................     7
            Statements of Changes in Net Assets .........     8
            Financial Highlights ........................     9
            Notes to Financial Statements ...............    10
            Portfolio of Investments ....................    14
            Shareholder Meeting Information .............    17
            Director and Officer Information ............    18

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the December 31, 2002 Annual Report for the ING VP Emerging Markets Fund, Inc.

The year ended December 31, 2002 proved to be a difficult year as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets. While stocks in developed markets generally declined during the year, returns were mixed for emerging markets.

Amid the difficulties of the past year, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James Hennessy

James M. Hennessy
President
ING Funds Services, LLC
January 15, 2003

ING VP EMERGING MARKETS FUND, INC.                    Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Frits Moolhuizen, head of Equity Investments, ING Investment Management Advisors B.V. ("IIMA"); Michiel Bootsma, Investment Manager, IIMA; Jan-Wim Derks, Eric Anderson and Bratin Sanyal, Vice Presidents, ING Investments, LLC.

GOAL: The ING VP Emerging Markets Fund (the "Fund") seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies in at least three Emerging Market countries.

MARKET OVERVIEW: In 2002, Global emerging equity markets registered their fourth year of outperformance relative to developed equity markets. Although the absolute return performance for the MSCI Emerging Markets Free Index was negative 6% for the year, it outperformed the S&P 500 Index ("S&P 500") by about 16% and the NASDAQ Composite Index ("NASDAQ") by about 26%. Over the four-year period ending December 2002, the accumulated outperformance relative to the S&P 500 and NASDAQ was 22% and 39%, respectively. Given strong earnings per share growth expectations in emerging markets, rising return on equity's (ROE), discounted valuations, and declining overall country risk, we believe the asset class may be well positioned to punch a fifth consecutive year of relative outperformance.

During 2002, EMEA (Eastern Europe, Middle East and Africa) was the best performing region within the emerging markets rising 5% driven by South Africa, Russia, Czech Republic and Hungary. South Africa was driven by a 40% rebound in its currency, the Rand, which was sold off dramatically at the end of 2001 on fears of anarchy in neighboring Zimbabwe. Russia was once again one of the world's best performing equity markets rising 16% on the back of rising oil prices. Within Eastern Europe, convergence with the European Union, given 2004 EU entry, continues to attract capital to the region. During the year, Hungary and the Czech Republic rallied 36% and 41%, respectively, while Poland tacked on a more lackluster 3.7%. We believe Poland, which significantly lagged its Eastern European peers in 2002, will likely be a strong performer in 2003.

During the year the Asian markets, which represent roughly 56% of the Emerging Market Index, fell 5% largely driven down by tech heavy Taiwan, which fell 26% over the period. Weak PC end-demand continued to pressure pricing and margins for semiconductors and PC components. Nevertheless, Taiwan continues to be a key global outsourcing choice for major PC hardware and mobile handset makers such as IBM, Dell, Nokia and Motorola causing Taiwan's global market share to continue to increase. South Korea, which performed very strongly early in the year, gave up a good part of those gains later in the year as the government clamped down on a growing credit bubble and as index heavyweight Samsung Electronics retreated on falling dynamic random access memory (DRAM) prices. South Korea closed up 8% on the year after falling 12.6% in December alone due to fears over North Korea.

Latin America disappointed in 2002 as Brazil buckled under heavy selling from investors worried about the policies of a potential Lula administration. During the year, the Brazilian market fell some 30% mainly driven down by the currency, which weakened significantly. Since the election of the Labor party leader, Lula, in October, the market and currency have already begun to rebound strongly. Lula has been far more orthodox than investors imagined early in the year and after several key positive appointments in his cabinet and several important statements regarding his economic plan, market confidence is rapidly being restored. Mexico, as a major exporter to the U.S., is highly dependent on U.S. economic growth for its own economic health. As growth in the U.S. sputtered, Mexico also struggled and growth disappointed. During the year the market fell 15%. After a devastating devaluation and default early in the year, the Argentine economy appears to have bottomed and a fragile recovery appears to be underway.

PERFORMANCE: For the year ended 2002, the Fund returned -9.33% versus -6.00% for the MSCI Emerging Markets Free (EMF) Index.

PORTFOLIO SPECIFICS: Early in the year, we reduced our exposure to non-emerging stocks from 12% to zero as the case for continued outperformance of emerging markets relative to developed markets strengthened. This was the correct decision as emerging markets strongly outperformed developed markets. As stated above, we believe this trend may continue and therefore we do not intend to include an allocation to developed market stocks in the portfolio.

In EMEA, for much of the year, ran an overweight position in Russia, Hungary and Czech Republic and underweight positions in South Africa and Poland. While the Russia, Hungary, Czech Republic and Polish bets worked out well our underweight position in South Africa did not. While we expected some rebound in the South African Rand from oversold levels we did not expect a 40% move. In our view, the currency is now somewhat overvalued and we continue to run an underweight position in that market. We also got caught out of South African gold stocks early in the year when these stocks rose sharply. On the positive side we were well positioned in Russian oil and in the Eastern European banks to offset some of the negative attribution from South Africa. In Asia, we ran an overweight position for much of the year with key positive bets in Thailand and Malaysia and an underweight in Taiwan. Each of these bets worked out well. Within Latin America, we were negatively impacted by our overweight position in Brazil as we felt investors were overly pessimistic regarding a Lula presidency. While in the end we appear to have been right, we did suffer short-term losses as we held most positions through the period of heightened volatility.

On a sector basis, our only significant bet was an underweight position in information technology, which proved correct as the sector fell 22.5% over the year.

MARKET OUTLOOK: With the global economy seemingly on track for continued moderate growth, and with commodity prices firming, we remain constructive on the

Portfolio Managers' Report                    ING VP EMERGING MARKETS FUND, INC.
--------------------------------------------------------------------------------

emerging markets asset class. In 2002, earnings across emerging markets rose more than 20% in U.S. dollar terms. In spite of this growth, the index fell 8% leading to significant multiple contractions from already discounted levels. We believe the emerging markets will likely deliver another year of strong earnings growth of approximately 21% given our assumption of a gradual recovery in global economic growth and no major event risk. As global risk aversion declines we expect multiple expansion within the emerging markets as valuations remain at a deep discount to developed markets and at very low levels historically. In addition, with the dividend yield of 2.0%, we also see yield support. For the year 2003, our investment strategy is to focus on countries where economic growth is rebounding and on companies with improving cash flows, solid balance sheets and attractive valuations. We are currently finding the best opportunities in Brazil, Mexico, China, South Korea, Thailand, India and Poland. Turkey is on the watch list as it is looking increasingly interesting. On a sector basis, we favor telecoms, industrials and consumer discretionaries. In spite of its poor performance last year, we continue to see weak end demand and margin pressure in the information technology sector and we remain underweight for now.

                                  03/30/94  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02
                                  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
ING VP Emerging Markets Fund(1)   $10,000   $10,076   $ 9,679   $10,402   $ 9,194   $ 6,601   $15,048   $ 8,963   $ 8,029   $ 7,280
MSCI EMF Index(2)                 $10,000   $10,190   $ 9,661   $10,243   $ 9,057   $ 6,762   $11,252   $ 7,808   $ 7,623   $ 7,200
MSCI EAFE Index(3)                $10,000   $10,435   $11,640   $12,381   $12,635   $15,204   $19,355   $16,653   $13,122   $11,100

                                           AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                              PERIODS ENDED DECEMBER 31, 2002
                                          --------------------------------------
                                                                 SINCE INCEPTION
                                          1 YEAR      5 YEAR         3/30/94
                                          ------      ------         -------
      ING VP Emerging Markets Fund         -9.33%      -4.56%         -3.56%
      MSCI EMF Index                       -6.00%      -4.58%         -3.74%(1)
      MSCI EAFE Index                     -15.66%      -2.61%          1.17%(1)

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP Emerging Markets Fund against the MSCI EMF Index and MSCI EAFE Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) SINCE INCEPTION PERFORMANCE FOR THE INDEX IS SHOWN FROM 4/1/94.

PRINCIPAL RISK FACTOR(S): International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 4.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The MSCI EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The MSCI EMERGING MARKETS FREE (EMF) INDEX is an unmanaged index which is comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America and the Pacific Rim Basin.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity and industry group representation.

The NASDAQ COMPOSITE INDEX is a broad-based capitalization-weighted index of all NASDAQ National Market and SmallCap stocks.

                An investor cannot invest directly in an index.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
ING VP Emerging Markets Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of ING VP Emerging Markets Fund (formerly, Pilgrim Emerging Markets Fund) (the "Fund"), including the portfolio of investments, as of December 31, 2002, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and broker, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of ING VP Emerging Markets Fund, as of December 31, 2002, the results of its operations for the year ended, changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Boston, Massachusetts
February 7, 2003

          STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value*                                         $ 14,057,391
Cash                                                                              755,455
Foreign currencies at value**                                                      17,081
Receivables:
 Investment securities sold                                                       107,207
 Fund shares sold                                                                  78,846
 Dividends and interest                                                            31,594
Other assets (Note 2)                                                             710,570
Prepaid expenses                                                                    1,146
                                                                             ------------
   Total assets                                                                15,759,290
                                                                             ------------
LIABILITIES:
Payable for fund shares redeemed                                                    5,770
Payable for securities loaned                                                     710,570
Payable to affiliates                                                              12,301
Other accrued expenses and liabilities                                            170,181
                                                                             ------------
   Total liabilities                                                              898,822
                                                                             ------------
NET ASSETS (EQUIVALENT TO $4.47 PER SHARE ON 3,322,267 SHARES OUTSTANDING)   $ 14,860,468
                                                                             ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital-shares of beneficial interest at $0.001 par value
 (500,000,000 shares authorized)                                             $ 27,413,410
Accumulated net realized loss on investments and foreign currencies           (12,473,676)
Net unrealized depreciation of investments and foreign currencies                 (79,266)
                                                                             ------------
NET ASSETS                                                                   $ 14,860,468
                                                                             ============
* Cost of securities                                                         $ 14,137,134
** Cost of foreign currencies                                                $     17,013

                 See Accompanying Notes to Financial Statements

           STATEMENT OF OPERATIONS for year ended December 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign taxes)*                                   $   318,215
Interest                                                                  9,577
Securities lending income                                                 1,180
                                                                    -----------
   Total investment income                                              328,972
                                                                    -----------
EXPENSES:
Investment management fees                                              149,240
Custodian and fund accounting expense                                   119,815
Printing and postage expense                                             40,581
Administrative and service fees                                          17,558
Miscellaneous expense                                                     2,806
Transfer agent fees                                                      21,265
Professional fees                                                        50,020
Trustee expense                                                           6,620
                                                                    -----------
   Total expenses                                                       407,905
                                                                    -----------
Net investment loss                                                     (78,933)
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized loss on investments                                     (1,072,028)
Net realized loss on foreign currencies                                 (33,612)
Net change in unrealized depreciation of investments and foreign
 currencies                                                            (330,213)
                                                                    -----------
 Net realized and unrealized loss on investments and foreign
   currencies                                                        (1,435,853)
                                                                    -----------
Net decrease in net assets resulting from operations                $(1,514,786)
                                                                    ===========
* Foreign taxes                                                     $    40,531

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR               YEAR
                                                                    ENDED              ENDED
                                                              DECEMBER 31, 2002  DECEMBER 31, 2001
                                                              -----------------  -----------------
FROM OPERATIONS:
Net investment income (loss)                                     $    (78,933)     $     56,316
Net realized loss on investments and foreign currencies            (1,105,640)      (12,715,407)
Net change in unrealized appreciation (depreciation) of
 investments and foreign currencies                                  (330,213)       10,390,920
                                                                 ------------      ------------
Net decrease in net assets resulting
 from operations                                                   (1,514,786)       (2,268,171)
                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains on investments                                          --        (4,052,637)
                                                                 ------------      ------------
Net decrease in net assets resulting from distributions to
 shareholders                                                              --        (4,052,637)
                                                                 ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   55,718,792        24,986,450
Shares resulting from dividend reinvestments                               --         4,052,637
Cost of shares redeemed                                           (56,104,711)      (27,936,132)
                                                                 ------------      ------------
Net increase (decrease) in net assets resulting from capital
 share transactions                                                  (385,919)        1,102,955
                                                                 ------------      ------------
Net decrease in net assets                                         (1,900,705)       (5,217,853)
NET ASSETS:
Beginning of year                                                  16,761,173        21,979,026
                                                                 ------------      ------------
End of year                                                      $ 14,860,468      $ 16,761,173
                                                                 ============      ============
Undistributed net investment income at end of year               $         --      $         --
                                                                 ============      ============

                 See Accompanying Notes to Financial Statements

ING VP EMERGING MARKETS FUND, INC.                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                      2002           2001         2000(1)          1999           1998
                                                    -------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year           $        4.93           7.63          12.81           5.67           8.91
 Income (loss) from investment operations:
 Net investment income (loss)                 $       (0.02)          0.02          (0.07)         (0.02)          0.06
 Net realized and unrealized gain (loss) on
 investments and foreign currencies           $       (0.44)         (1.15)         (5.11)          7.20          (2.64)
 Total income (loss) from investment
 operations                                   $       (0.46)         (1.13)         (5.18)          7.18          (2.58)
 Less distributions from:
 Net investment income                        $          --             --             --           0.04           0.04
 Net realized gains on investments            $          --           1.57             --             --           0.62
 Total distributions                          $          --           1.57             --           0.04           0.66
 Net asset value, end of year                 $        4.47           4.93           7.63          12.81           5.67
 TOTAL RETURN(2)                              %       (9.33)        (10.42)        (40.44)        127.14         (27.95)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)              $      14,860         16,761         21,979         38,803         15,391
 Ratio to average net assets:
 Expenses                                     %        2.33           1.85           1.74           1.70           2.08
 Net investment income (loss)                 %       (0.45)          0.30          (0.51)         (0.25)          0.84
 Portfolio turnover rate                      %         132            113            255            183            121

----------
(1) Effective July 26, 2000, ING Investments, LLC, became the Investment Manager of the Fund.
(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value.

                 See Accompanying Notes to Financial Statements

             NOTES TO FINANCIAL STATEMENTS as of December 31, 2002
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. ING VP Emerging Markets Fund, Inc., (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets. With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

Effective March 1, 2002, ING Pilgrim Investments, LLC, ING Pilgrim Securities, Inc. and ING Pilgrim Group, LLC changed their names to ING Investments, LLC, ING Funds Distributor, Inc. and ING Funds Services, LLC, respectively. Effective October 1, 2002, ING Funds Distributor, Inc. changed its name to ING Funds Distributor, LLC.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Securities transactions are accounted for on a trade date basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less at the date of acquisition are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by management in good faith under the direction of the Fund's Board of Directors. Realized gains and losses from investment transactions are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued as earned. Premium amortization and discount accretion are determined using the effective yield method.

B. FEDERAL INCOME TAXES. It is the Fund 's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies "and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Fund intends not to be subject to any federal excise tax.

C. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

D. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

     (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at

--------------------------------------------------------------------------------

     the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government Securities. These risks include, but are not limited to, re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government Securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At December 31, 2002, the Fund did not have any open forward foreign currency contracts.

F. DISTRIBUTIONS. Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

G. SECURITIES LENDING. Under an agreement with Brown Brothers Harriman ("BBH"), the Fund can lend its securities to approved brokers, dealers and other financial institutions. It has the option to temporarily loan up to 33 1/3% of its total assets in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities. Loans are collateralized by cash, U.S. Government securities or irrevocable performance letters of credit issued by banks approved by the Fund. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is reflected on the Statement of Assets and Liabilities as Other Assets. The cash collateral received as of December 31, 2002 is $710,570. The cash collateral received is invested in the Securities Lending Investment Fund ("SLIF") which is a series of the Brown Brothers Investment Trust ("BBIT"). The BBIT is a Delaware business trust

--------------------------------------------------------------------------------

     whose units are not offered for sale to the public, and whose purchasers are qualified purchasers such as registered investment companies ("RICs") in accordance with the provisions of Section 3(C) of the Investment Company Act of 1940. The standard investment guidelines are modeled after SEC Rule 2a-7. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. At December 31, 2002, the Fund had securities on loan with a total market value of $667,173.

H. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Fund will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

NOTE 3 -- INVESTMENT ADVISER AND ADMINISTRATOR

The Fund pays an investment advisory fee to ING Investments, LLC at an annual rate of 0.85% of the Fund's average daily net assets. ING Investments, LLC has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses but including management fees and operating expenses) to an annual rate of 2.50% of the Fund's average daily net assets. No reimbursement was required for the year ended December 31, 2002.

Pursuant to an Administrative Services Agreement, ING Funds Services, LLC ("IFS") acts as administrator to the Fund. For its services, the Fund pays IFS a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

ING Investment Management Advisors BV, a registered investment adviser, serves as subadviser to the Fund effective December 5, 2002.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2002, the Fund had the following amounts recorded as payable to affiliates on the accompanying Statement of Assets and Liabilities:

                     ACCRUED         ACCRUED
                    ADVISORY      ADMINISTRATIVE
                       FEE             FEE            TOTAL
                       ---             ---            -----
                     $11,006         $1,295          $12,301

The Fund has adopted a Retirement Policy covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended May 24, 2002.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended December 31, 2002 were $21,968,851 and $22,768,926, respectively.

--------------------------------------------------------------------------------

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

                                               YEAR ENDED DECEMBER 31, 2002
                                           -------------------------------------
                                              SHARES                  AMOUNT
                                           ------------            ------------
Shares sold                                  11,401,672            $ 55,718,792
Shares redeemed                             (11,478,352)            (56,104,711)
                                           ------------            ------------
Net decrease                                    (76,680)           $   (385,919)
                                           ============            ============

                                               YEAR ENDED DECEMBER 31, 2001
                                           -------------------------------------
                                              SHARES                  AMOUNT
                                           ------------            ------------
Shares sold                                   4,393,384            $ 24,986,450
Shares reinvested                             1,000,629               4,052,637
Shares redeemed                              (4,873,885)            (27,936,132)
                                           ------------            ------------
Net increase                                    520,128            $  1,102,955
                                           ============            ============

NOTE 7 -- INVESTMENT AND CONCENTRATION RISK

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

NOTE 8 -- FEDERAL INCOME TAXES

During the year ended December 31, 2002, the foreign taxes paid or withheld were $40,531.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. There were no dividends or distributions to shareholders during the year ended December 31, 2002.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs, wash sales and other temporary differences. To the extend that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Accordingly, the following amounts represent current year permanent tax differences that have been reclassified as of December 31, 2002.

                                               ACCUMULATED
    PAID-IN         UNDISTRIBUTED       NET REALIZED GAINS (LOSSES)
    CAPITAL       INVESTMENT INCOME           ON INVESTMENTS
    -------       -----------------           --------------
  $(112,545)           $78,933                    $33,612

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2002:

    AMOUNT        EXPIRATION DATES
    ------        ----------------
 $12,410,920         2009--2010

The following represents the tax-basis components of distributable earnings as of 12/31/02:

                   UNDISTRIBUTED                          CAPITAL
  UNDISTRIBUTED      LONG-TERM        UNREALIZED            LOSS
 ORDINARY INCOME   CAPITAL GAINS     APPRECIATION      CARRYFORWARDS
 ---------------   -------------     ------------      -------------
       --               --            $(142,022)       $(12,410,920)

ING VP
Emerging
Markets
Fund, Inc.
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCK: 87.44%
                       BRAZIL: 2.06%
    7,600   A          Cia Siderurgica Nacional SA ADR              $   108,984
    6,810              Cia Vale do Rio Doce ADR                         196,877
                                                                    -----------
                       TOTAL BRAZIL                                     305,861
                                                                    -----------
                       CHILE: 0.98%
   15,200              Cia de Telecomunicaciones de Chile SA ADR        145,768
                                                                    -----------
                       TOTAL CHILE                                      145,768
                                                                    -----------
                       CHINA: 1.53%
   57,000   @          Byd Co. Ltd.                                     115,118
  133,000   @          China Oilfield Services Ltd.                      32,403
  100,000              Huaneng Power Intl., Inc.                         80,143
                                                                    -----------
                       TOTAL CHINA                                      227,664
                                                                    -----------
                       CZECHOSLOVAKIA: 1.24%
    8,000              Komercni Banka AS GDR                            184,000
                                                                    -----------
                       TOTAL CZECHOSLOVAKIA                             184,000
                                                                    -----------
                       HONG KONG: 3.60%
  142,000   @          China Unicom Ltd.                                 96,505
   87,000              Citic Pacific Ltd.                               160,087
   67,000              CNOOC Ltd.                                        87,632
  233,000              Cosco Pacific Ltd.                               191,215
                                                                    -----------
                       TOTAL HONG KONG                                  535,439
                                                                    -----------
                       HUNGARY: 1.71%
   13,000              OTP Bank Rt. GDR                                 254,150
                                                                    -----------
                       TOTAL HUNGARY                                    254,150
                                                                    -----------
                       INDIA: 6.44%
   17,900              Larsen & Toubro Ltd. GDR                         148,570
   18,010              Ranbaxy Laboratories Ltd. GDR                    231,429
   20,700   #          Reliance Industries Ltd. GDR                     258,750
   11,800   A          Satyam Computer Services Ltd. ADR                151,630
   48,850   @          Tata Engineering & Locomotive GDR                167,067
                                                                    -----------
                       TOTAL INDIA                                      957,446
                                                                    -----------
                       INDONESIA: 1.33%
  306,000   @          Astra Intl. Tbk PT                               107,698
  210,000              Telekomunikasi Indonesia Tbk PT                   90,335
                                                                    -----------
                       TOTAL INDONESIA                                  198,033
                                                                    -----------
                       ISRAEL: 2.15%
    5,000   @          Check Point Software Technologies                 64,850
    6,600              Teva Pharmaceutical Industries ADR               254,826
                                                                    -----------
                       TOTAL ISRAEL                                     319,676
                                                                    -----------
                       MALAYSIA: 5.28%
  104,000              Gamuda Berhad                                    150,526
   26,600              Genting Berhad                                    93,800
  100,000              IOI Corp. Berhad                                 146,053
   83,400              Malayan Banking Berhad                           162,411
   48,000              Perusahaan Otomobil Nasional                     111,158
  177,250              Public Bank Berhad                               121,276
                                                                    -----------
                       TOTAL MALAYSIA                                   785,224
                                                                    -----------
                       MEXICO: 9.36%
   89,800              Alfa SA de C.V.                                  144,180
   16,064              America Movil SA de C.V. ADR                     230,679
   24,563              Cemex SA de C.V.                                 105,913
   56,000   @          Consorcio ARA SA de C.V.                          83,301
   16,400   @          Corp GEO SA de C.V.                               30,061
    1,650              Fomento Economico Mexicano SA de C.V. ADR         60,093
    4,330              Grupo Aeroportuario del Sureste SA
                         de C.V. ADR                                     50,878
   36,000              Grupo Financiero Banorte SA de C.V.               88,100
  105,000   @          Grupo Financiero BBVA Bancomer                    79,707
    4,790   @          Grupo Televisa SA ADR                            133,785
    7,640              Telefonos de Mexico SA de C.V. ADR               244,327
    6,665              TV Azteca SA de C.V. ADR                          31,925
   56,068              Wal-Mart de Mexico SA de C.V.                    108,531
                                                                    -----------
                       TOTAL MEXICO                                   1,391,480
                                                                    -----------
                       POLAND: 1.10%
    3,400              Bank Pekao SA GDR                                 83,300
   23,700   @          Telekomunikacja Polska SA GDR                     79,395
                                                                    -----------
                       TOTAL POLAND                                     162,695
                                                                    -----------
                       RUSSIA: 4.28%
    3,400   A          LUKOIL ADR                                       208,250
    5,629   @          Sibneft ADR                                      125,245
    6,000              Surgutneftegaz ADR                                93,600
    1,500   A          YUKOS ADR                                        209,625
                                                                    -----------
                       TOTAL RUSSIA                                     636,720
                                                                    -----------
                       SOUTH AFRICA: 7.48%
   43,000              ABSA Group Ltd.                                  158,452
   12,300              Gold Fields Ltd. ADR                             171,708
    4,000              Harmony Gold Mining Co. Ltd. ADR                  67,240
    2,800              Impala Platinum Holdings Ltd.                    177,949
   12,000              Remgro Ltd.                                       86,619
   10,000              Sappi Ltd.                                       133,520
   16,000              Sasol Ltd.                                       195,907
   34,000              Standard Bank Group Ltd.                         119,538
                                                                    -----------
                       TOTAL SOUTH AFRICA                             1,110,933
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING VP
Emerging
Markets
Fund, Inc.
           PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
                       SOUTH KOREA: 22.35%
      7,100            Daishin Securities Co. Ltd.                   $   85,603
     13,400     @      Hana Bank                                        184,158
      7,200            Hyundai Motor Co.                                168,458
     11,173            Kookmin Bank                                     395,654
     15,600            Korea Electric Power Corp.                       240,040
     13,600     #      Korea Tobacco & Ginseng Corp. GDR                 93,840
      1,500            KT Corp.                                          64,120
      2,950            KT Corp. ADR                                      63,573
      2,850            LG Chemicals Ltd.                                 97,559
      4,600     @      LG Electronics, Inc.                             160,179
      3,500            LG Household & Health Care Ltd.                  110,957
      2,100            POSCO                                            208,929
      3,330            Samsung Electronics Co. Ltd.                     881,599
      1,300            Samsung Fire & Marine Insurance Co. Ltd.          71,026
     34,400            Samsung Heavy Industries Co. Ltd.                117,466
      2,950     @      Samsung Securities Co. Ltd.                       71,260
        400            Shinsegae Co. Ltd.                                50,419
      1,500            Sindo Ricoh Co. Ltd.                              82,838
        900            SK Telecom Co. Ltd.                              173,770
                                                                    -----------
                       TOTAL SOUTH KOREA                              3,321,448
                                                                    -----------
                       TAIWAN: 10.42%
     33,000            Asustek Computer, Inc.                            58,095
    221,000     @      Chinatrust Financial Holding Co.                 180,499
     28,200     @      Compal Electronics, Inc. GDR                     145,230
     39,200            Compal Electronics, Inc.                          40,727
    190,000     @      Eva Airways Corp.                                 80,332
    115,740            Evergreen Marine Corp.                            72,150
    248,000            Fubon Financial Holding Co. Ltd.                 197,541
     41,000            HON HAI Precision Industry                       141,991
      8,280            HON HAI Precision Industry GDR                    62,100
     20,400            Synnex Technology Intl. Corp. GDR                129,540
     25,300            Synnex Technology Intl. Corp.                     38,333
     20,150     @      Taiwan Semiconductor Manufacturing Co.
                         Ltd. ADR                                       142,058
    210,900     @      Taiwan Semiconductor Manufacturing Co. Ltd.      259,288
                                                                    -----------
                       TOTAL TAIWAN                                   1,547,884
                                                                    -----------
                       THAILAND: 3.24%
    266,000            Bangkok Expressway PCL                            91,852
     18,500            BEC World PCL                                     87,462
     65,000            Land & House Pub Co. Ltd.                        121,263
    188,000     @      National Finance PCL                              64,482
      4,000            Siam Cement PCL                                  115,875
                                                                    -----------
                       TOTAL THAILAND                                   480,934
                                                                    -----------
                       TURKEY: 1.69%
 52,000,000     @      Sabanci Holding                                  136,265
 10,000,000     @      Turkcell Iletisim Hizmet AS                       58,434
 43,000,000     @      Turkiye Garanti Bankasi AS                        55,693
                                                                    -----------
                       TOTAL TURKEY                                     250,392
                                                                    -----------
                       UNITED KINGDOM: 1.20%
     12,000            Anglo American PLC                               178,183
                                                                    -----------
                       TOTAL UNITED KINGDOM                             178,183
                                                                    -----------
                       Total Common Stock (Cost $13,024,363)         12,993,930
                                                                    -----------
PREFERRED STOCK: 7.02%
                       BRAZIL: 6.24%
      4,025            Banco Itau SA ADR                                 95,795
      5,100            Brasil Telecom Participacoes SA ADR              128,775
      6,300            Cia de Bebidas das Americas ADR                   98,028
     11,000            Cia Energetica de Minas Gerais ADR                80,630
     10,100            Gerdau SA ADR                                     89,890
     14,850            Petroleo Brasileiro SA -- Petrobras ADR          198,990
     18,000            Tele Norte Leste Participacoes SA ADR            132,300
     34,000   @, A     Telesp Celular Participacoes SA ADR              103,700
                                                                    -----------
                       TOTAL BRAZIL                                     928,108
                                                                    -----------
                       RUSSIA: 0.78%
      5,000            Surgutneftegaz ADR                               115,250
                                                                    -----------
                       TOTAL RUSSIA                                     115,250
                                                                    -----------
                       Total Preferred Stock (Cost $1,089,953)        1,043,358
                                                                    -----------
WARRANTS: 0.14%
                       TAIWAN: 0.14%
     25,202            Merrill-Fubon Financial, Exp. 08/19/05            20,103
                                                                    -----------
                       TOTAL TAIWAN                                      20,103
                                                                    -----------
                       Total Warrants (Cost $22,818)                     20,103
                                                                    -----------
                       TOTAL INVESTMENTS IN SECURITIES
                         (COST $14,137,134)*              94.60%    $14,057,391
                       OTHER ASSETS AND LIABILITIES-NET    5.40%        803,077
                                                         ------     -----------
                       NET ASSETS                        100.00%    $14,860,468
                                                         ======     ===========

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt
A Loaned security, a portion or all of the security is on loan at December 31, 2002.
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
* Cost for federal income tax purposes is $14,199,890. Net unrealized depreciation consists of:

                       Gross Unrealized Appreciation                $ 1,079,852
                       Gross Unrealized Depreciation                 (1,222,351)
                                                                    -----------
                       Net Unrealized Depreciation                  $  (142,499)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
Emerging
Markets
Fund, Inc.
           PORTFOLIO OF INVESTMENTS as of December 31, 2002 (Continued)
--------------------------------------------------------------------------------

                                                                     Percentage
Industry Group                                                     of Net Assets
--------------                                                     -------------
Agriculture                                                             1.61%
Airlines                                                                0.54%
Auto Manufacturers                                                      3.01%
Banks                                                                  13.41%
Beverages                                                               1.06%
Building Materials                                                      1.49%
Chemicals                                                               2.40%
Commercial Services                                                     1.90%
Computers                                                               3.75%
Diversified Financial Services                                          4.09%
Electric                                                                2.70%
Electrical Components & Equipment                                       7.79%
Electronics                                                             0.39%
Engineering & Construction                                              1.36%
Forest Products & Paper                                                 0.90%
Holding Companies-Diversified                                           4.55%
Home Builders                                                           1.02%
Household Products/Wares                                                0.75%
Insurance                                                               0.48%
Internet                                                                0.44%
Iron/Steel                                                              2.74%
Lodging                                                                 0.63%
Media                                                                   1.70%
Mining                                                                  5.33%
Office/Business Equipment                                               0.56%
Oil & Gas                                                               8.31%
Oil & Gas Services                                                      0.22%
Pharmaceuticals                                                         3.27%
Real Estate                                                             0.56%
Retail                                                                  1.79%
Semiconductors                                                          2.70%
Shipbuilding                                                            0.79%
Software                                                                1.02%
Telecommunications                                                     10.85%
Transportation                                                          0.49%
Other Assets and Liabilities, Net                                       5.40%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the Fund was held December 5, 2002, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of the matter voted upon as well as the results are outlined below:



                                                       SHARES VOTED
                                          SHARES        AGAINST OR     SHARES    TOTAL SHARES
                                        VOTED FOR        WITHHELD    ABSTAINED      VOTED
                                        ----------       --------    ---------      -----
1.   To approve a Sub-Advisory Agreement between ING Investments, LLC and ING Investment
     Management Advisors BV with no change in the Adviser or the overall management fee paid by the Fund.

                                        2,986,515        101,487       543,714    3,631,716

                 DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Portfolio is set forth below:

                                               TERM OF                               NUMBER OF
                                             OFFICE AND         PRINCIPAL          PORTFOLIOS IN            OTHER
                                POSITION(S)   LENGTH OF       OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME           DURING THE             OVERSEEN             HELD BY
          AND AGE                   FUND       SERVED       PAST FIVE YEARS         BY DIRECTOR            DIRECTOR
          -------                   ----       ------       ---------------         -----------            --------
Independent Directors:

Paul S. Doherty                   Director     October    Mr. Doherty is President       104        Mr. Doherty is a Trustee of
7337 E. Doubletree Ranch Rd.                   1999 to    and Partner, Doherty,                     the GCG Trust (February
Scottsdale, AZ 85258                           Present    Wallace, Pillsbury and                    2002 to present).
Born: 1934                                                Murphy, P.C., Attorneys
                                                          (1996 to present); a
                                                          Director of Tambrands,
                                                          Inc. (1993 to 1998); and a
                                                          Trustee of each of the
                                                          funds managed by
                                                          Northstar Investment
                                                          Management
                                                          Corporation (1993 to
                                                          1999).

J. Michael Earley                 Director     February   President and Chief            104        Mr. Earley is a Trustee of the
7337 E. Doubletree Ranch Rd.                   2002 to    Executive Officer of                      GCG Trust (1997 to present).
Scottsdale, AZ 85258                           Present    Bankers Trust Company,
Born: 1945                                                N.A. (1992 to present).

R. Barbara Gitenstein             Director     February   President of the College       104        Dr. Gitenstein is a Trustee of
7337 E. Doubletree Ranch Rd.                   2002 to    of New Jersey (1999 to                    the GCG Trust (1997 to
Scottsdale, AZ 85258 Present                              present); Executive Vice                  present).
Born: 1948                                                President and Provost at
                                                          Drake University (1992 to
                                                          1998).

Walter H. May                     Director     October    Retired. Mr. May was           104        Mr. May is a Trustee for the
7337 E. Doubletree Ranch Rd.                   1999 to    formerly Managing                         Best Prep Charity (1991 to
Scottsdale, AZ 85258                           Present    Director and Director of                  present) and the GCG Trust
Born: 1936                                                Marketing for Piper                       (February 2002 to present).
                                                          Jaffray, Inc. (an
                                                          investment
                                                          banking/underwriting
                                                          firm). Mr. May was
                                                          formerly a Trustee of
                                                          each of the funds
                                                          managed by Northstar
                                                          Investment Management
                                                          Corporation (1996 to
                                                          1999).

Jock Patton                       Director     August     Private Investor. Mr.          104        Mr. Patton is a Trustee of
7337 E. Doubletree Ranch Rd.                   1995 to    Patton was formerly                       the GCG Trust (February
Scottsdale, AZ 85258                           Present    Director and Chief                        2002 to present); He is also
Born: 1945                                                Executive Officer of                      Director of Hypercom, Inc.
                                                          Rainbow Multimedia                        and JDA Software Group,
                                                          Group, Inc. (January 1999                 Inc. (January 1999 to
                                                          to December 2001);                        present); National Airlines,
                                                          Director of Stuart                        Inc.; and BG Associates, Inc.
                                                          Entertainment, Inc.;
                                                          Directory of Artisoft, Inc.
                                                          (1994 to 1998); President
                                                          and co-owner of
                                                          StockVal, Inc. (November
                                                          1992 to June 1997) and a
                                                          Partner and Director of
                                                          the law firm of Streich
                                                          Lang, P.A. (1972 to 1993).

                 DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                               TERM OF                               NUMBER OF
                                             OFFICE AND         PRINCIPAL          PORTFOLIOS IN            OTHER
                                POSITION(S)   LENGTH OF       OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME           DURING THE             OVERSEEN             HELD BY
          AND AGE                   FUND       SERVED       PAST FIVE YEARS         BY DIRECTOR            DIRECTOR
          -------                   ----       ------       ---------------         -----------            --------
David W.C. Putnam                 Director     October    President and Director of      104        Mr. Putnam is a Trustee of
7337 E. Doubletree Ranch Rd.                   1999 to    F.L. Putnam Securities                    GCG Trust (February 2002 to
Scottsdale, AZ 85258                           Present    Company, Inc. and its                     present); Director of F.L.
Born: 1939                                                affiliates. Mr. Putnam is                 Putnam Securities Company,
                                                          also President, Secretary                 Inc. (June 1978 to present);
                                                          and Trustee of The                        F.L. Putnam Investment
                                                          Principled Equity Market                  Management Company
                                                          Fund. Mr. Putnam was                      (December 2001 to present);
                                                          formerly a                                Asian American Bank and
                                                          Director/Trustee of Trust                 Trust Company (June 1992
                                                          Realty Corp., Anchor                      to present); and Notre
                                                          Investment Trust, Bow                     Dame Health Care Center
                                                          Ridge Mining Co., and                     (1991 to present). He is also
                                                          each of the funds                         a Trustee of The Principled
                                                          managed by Northstar                      Equity Market Fund
                                                          Investment Management                     (November 1996 to present);
                                                          Corporation (1994 to                      Progressive Capital
                                                          1999).                                    Accumulation Trust (August
                                                                                                    1998 to present); Anchor
                                                                                                    International Bond Trust
                                                                                                    (December 2000 to present);
                                                                                                    F.L. Putnam Foundation
                                                                                                    (December 2000 to present);
                                                                                                    Mercy Endowment Foundation
                                                                                                    (1995 to present); and an
                                                                                                    Honorary Trustee of Mercy
                                                                                                    Hospital (1973 to present).

Blaine E. Rieke                   Director     February   General Partner of             104        Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                   2001 to    Huntington Partners, an                   Director/Trustee of the
Scottsdale, AZ 85258                           Present    investment partnership                    Morgan Chase Trust Co.
Born: 1933                                                (1997 to present). Mr.                    (January 1998 to present)
                                                          Rieke was formerly                        and the GCG Trust (February
                                                          Chairman and Chief                        2002 to present).
                                                          Executive Officer of
                                                          Firstar Trust Company
                                                          (1973 to 1996). Mr. Rieke
                                                          was formerly the
                                                          Chairman of the Board
                                                          and a Trustee of each of
                                                          the funds managed by
                                                          ING Investment
                                                          Management Co. LLC.
                                                          (1998 to 2001).

Roger B. Vincent                  Director     February   President of Springwell        104        Mr. Vincent is a Trustee of
7337 E. Doubletree Ranch Rd.                   2002 to    Corporation, a corporate                  the GCG Trust (1994 to
Scottsdale, AZ 85258                           Present    advisory firm (1989 to                    present) and a Director of
Born: 1945                                                present). Mr. Vincent was                 AmeriGas Propane, Inc.
                                                          formerly a Director of                    (1998 to present).
                                                          Tatham Offshore, Inc.
                                                          (1996 to 2000) and
                                                          Petrolane, Inc. (1993 to
                                                          1995).

                 DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                               TERM OF                               NUMBER OF
                                             OFFICE AND         PRINCIPAL          PORTFOLIOS IN            OTHER
                                POSITION(S)   LENGTH OF       OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME           DURING THE             OVERSEEN             HELD BY
          AND AGE                   FUND       SERVED       PAST FIVE YEARS         BY DIRECTOR            DIRECTOR
          -------                   ----       ------       ---------------         -----------            --------
Richard A. Wedemeyer              Director     February   Vice President -- Finance      104        Mr. Wedemeyer is a Trustee
7337 E. Doubletree Ranch Rd.                   2001 to    and Administration -- of                  of Touchstone Consulting
Scottsdale, AZ 85258                           Present    the Channel Corporation,                  Group (1997 to present) and
Born: 1936                                                an importer of specialty                  the GCG Trust (February
                                                          alloy aluminum products                   2002 to present).
                                                          (1996 to present). Mr.
                                                          Wedemeyer was
                                                          formerly Vice President
                                                          -- Finance and
                                                          Administration -- of
                                                          Performance Advantage,
                                                          Inc., a provider of
                                                          training and consultation
                                                          services (1992 to 1996),
                                                          and Vice President --
                                                          Operations and
                                                          Administration of Jim
                                                          Henson Productions
                                                          (1979 to 1997). Mr.
                                                          Wedemeyer was a
                                                          Trustee of each of the
                                                          funds managed by ING
                                                          Investment Management
                                                          Co. LLC. (1998 to 2001).

Interested Directors:

R. Glenn Hilliard(1)              Director     February   Chairman and CEO of            104        Mr. Hilliard is a Trustee of
ING Americas                                   2002 to    ING Americas and a                        the GCC Trust (February
5780 Powers Ferry Road, NW                     Present    member of its Americas                    2002 to present). Mr.
Atlanta, GA 30327                                         Executive Committee                       Hilliard also serves as a
Born: 1943                                                (1999 to present). Mr.                    member of the Board of
                                                          Hilliard was formerly                     Directors of the Clemson
                                                          Chairman and CEO of                       University Foundation, the
                                                          ING North America,                        Board of Councilors for the
                                                          encompassing the U.S.,                    Carter Center, a Trustee of
                                                          Mexico and Canada                         the Woodruff Arts Center
                                                          regions (1994 to 1999).                   and also on the Board of
                                                                                                    Directors for the High
                                                                                                    Museum of Art.

                 DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                               TERM OF                               NUMBER OF
                                             OFFICE AND         PRINCIPAL          PORTFOLIOS IN            OTHER
                                POSITION(S)   LENGTH OF       OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME           DURING THE             OVERSEEN             HELD BY
          AND AGE                   FUND       SERVED       PAST FIVE YEARS         BY DIRECTOR            DIRECTOR
          -------                   ----       ------       ---------------         -----------            --------
Thomas J. McInerney(2)            Director     February   Chief Executive Officer,       158        Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                   2001 to    ING U.S. Financial                        Director/Trustee of Aeltus
Scottsdale, AZ 85258                           Present    Services (October 2001 to                 Investment Management,
Born: 1956                                                present); President, Chief                Inc. (1997 to present); each
                                                          Executive Officer, and                    of the Aetna Funds (April
                                                          Director of Northern Life                 2002 to present); Ameribest
                                                          Insurance Company                         Life Insurance Co. (2001 to
                                                          (2001 to present); and                    present); Equitable Life
                                                          President and Director of                 Insurance Co. (2001 to
                                                          Aetna Life Insurance and                  present); First Columbine
                                                          Annuity Company (1997                     Life Insurance Co. (2001 to
                                                          to present), Aetna                        present); Golden American
                                                          Retirement Holdings, Inc.                 Life Insurance Co. (2001 to
                                                          (1997 to present), Aetna                  present); Life Insurance
                                                          Investment Adviser                        Company of Georgia (2001
                                                          Holding Co. (2000 to                      to present); Midwestern
                                                          present), and Aetna                       United Life Insurance Co.
                                                          Retail Holding Company                    (2001 to present); ReliaStar
                                                          (2000 to present). Mr.                    Life Insurance Co. (2001 to
                                                          McInerney was formerly                    present); Security Life of
                                                          General Manager and                       Denver (2001 to present);
                                                          Chief Executive Officer                   Security Connecticut Life
                                                          of ING Worksite Division                  Insurance Co. (2001 to
                                                          (since December 2000 to                   present); Southland Life
                                                          October 2001); President                  Insurance Co. (2001 to
                                                          of Aetna Financial                        present); USG Annuity and
                                                          Services (August 1997 to                  Life Company (2001 to
                                                          December 2000); Head of                   present); United Life and
                                                          National Accounts and                     Annuity Insurance Co. Inc
                                                          Core Sales and                            (2001 to present); and the
                                                          Marketing for Aetna U.S.                  GCG Trust (February 2002 to
                                                          Healthcare (April 1996 to                 present). Mr. McInerney is a
                                                          March 1997).                              member of the Board of the
                                                                                                    National Commission on
                                                                                                    Retirement Policy, the
                                                                                                    Governor's Council on Economic
                                                                                                    Competitiveness and Technology
                                                                                                    of Connecticut, the Board of
                                                                                                    Directors of the Connecticut
                                                                                                    Business and Industry
                                                                                                    Association, the Board of
                                                                                                    Trustees of the Bushnell, the
                                                                                                    Board for the Connecticut
                                                                                                    Forum, and the Board of the
                                                                                                    Metro Hartford Chamber of
                                                                                                    Commerce, and is Chairman of
                                                                                                    Concerned Citizens for
                                                                                                    Effective Government.

                 DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                               TERM OF                               NUMBER OF
                                             OFFICE AND         PRINCIPAL          PORTFOLIOS IN            OTHER
                                POSITION(S)   LENGTH OF       OCCUPATION(S)        FUND COMPLEX         DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME           DURING THE             OVERSEEN             HELD BY
          AND AGE                   FUND       SERVED       PAST FIVE YEARS         BY DIRECTOR            DIRECTOR
          -------                   ----       ------       ---------------         -----------            --------
John G. Turner(3)                 Chairman     October    President, Turner              104        Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.      and          1999 to    Investment Company (since                 member of the Board of the
Scottsdale, AZ 85258              Director     Present    January 2002). Mr. Turner                 GCG Trust. Mr. Turner also
Born: 1939                                                was formerly Vice                         serves as a Director of the
                                                          Chairman of ING Americas                  Hormel Foods Corporation
                                                          (2000 to 2001); Chairman                  (May 2000 to present),
                                                          and Chief Executive                       Shopko Stores, Inc. (August
                                                          Officer of ReliaStar                      1999 to present), and M.A.
                                                          Financial Corp. and                       Mortenson Co. (March 2002
                                                          ReliaStar Life Insurance                  to present).
                                                          Company (1993 to 2000);
                                                          Chairman of ReliaStar
                                                          United Services Life
                                                          Insurance Company (1995
                                                          to 1998); Chairman of
                                                          ReliaStar Life Insurance
                                                          Company of New York (1995
                                                          to 2001); Chairman of
                                                          Northern Life Insurance
                                                          Company (1992 to 2000);
                                                          Chairman and
                                                          Director/Trustee of the
                                                          Northstar affiliated
                                                          investment companies
                                                          (1993 to 2001) and
                                                          Director, Northstar
                                                          Investment Management
                                                          Corporation and its
                                                          affiliates (1993 to
                                                          1999).

(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

                 DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                            TERM OF OFFICE                  OCCUPATION(S)
         NAME, ADDRESS                POSITION(S)           AND LENGTH OF                     DURING THE
            AND AGE                  HELD WITH FUND          TIME SERVED                   PAST FIVE YEARS
            -------                  --------------          -----------                   ---------------
Officers:

James M. Hennessy                President, Chief        March 2002 to          President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.     Executive Officer,      Present (for the       ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258             and Chief               ING Funds)             Services, LLC, ING Advisors, Inc., ING
Born: 1949                       Operating Officer                              Investments, LLC, Lexington Funds
                                                                                Distributor, Inc., Express America T.C. Inc.
                                 President, Chief        February 2001 to       and EAMC Liquidation Corp. (since
                                 Executive Officer,      March 2002 (for        December 2001); Executive Vice
                                 and Chief               the Pilgrim Funds)     President and Chief Operating Officer of
                                 Operating Officer                              ING Funds Distributor, LLC (since June
                                                                                2000). Formerly, Executive Vice President
                                 Chief Operating         June 2000 to           and Chief Operating Officer of ING
                                 Officer                 February 2001 (for     Quantitative Management, Inc. (October
                                                         the Pilgrim Funds)     2001 to September 2002); Senior
                                                                                Executive Vice President (June 2000 to
                                                                                December 2000) and Secretary (April
                                                                                1995 to December 2000) of ING Capital
                                                                                Corporation, LLC, ING Funds Services,
                                                                                LLC, ING Investments, LLC, ING Advisors,
                                                                                Inc., Express America T.C. Inc., and EAMC
                                                                                Liquidation Corp.; and Executive Vice
                                                                                President, ING Capital Corporation, LLC
                                                                                and its affiliates (May 1998 to June 2000)
                                                                                and Senior Vice President, ING Capital
                                                                                Corporation, LLC and its affiliates (April
                                                                                1995 to April 1998).

Stanley D. Vyner                 Executive Vice          March 2002 to          Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.     President               Present (for the       Inc. and ING Investments, LLC (since July
Scottsdale, Arizona 85258                                ING Funds)             2000) and Chief Investment Officer of
Born: 1950                                                                      the International Portfolios, ING
                                 Executive Vice          July 1996 to March     Investments, LLC (since July 1996).
                                 President               2002 (for the          Formerly, President and Chief Executive
                                                         international          Officer of ING Investments, LLC (August
                                                         portfolios of the      1996 to August 2000).
                                                         Pilgrim Funds)

Michael J. Roland                Chief Financial         December 2002 to       Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.     Officer                 Present (for IPI       Officer and Treasurer of ING Funds
Scottsdale, AZ 85258                                     Funds)                 Services, LLC, ING Funds Distributor, LLC,
Born: 1958                                                                      ING Advisors, Inc., ING Investments, LLC
                                 Executive Vice          March 2002 to          (December 2001 to present), Lexington
                                 President,              Present (for the       Funds Distributor, Inc., Express America
                                 Assistant Secretary     ING Funds)             T.C. Inc. and EAMC Liquidation Corp.
                                 and Principal                                  (since December 2001). Formerly,
                                 Financial Officer                              Executive Vice President, Chief Financial
                                                                                Officer and Treasurer of ING
                                 Senior Vice             June 1998 to           Quantitative Management, Inc.
                                 President and           March 2002 (for        (December 2001 to October 2002); Senior
                                 Principal Financial     the Pilgrim Funds)     Vice President, ING Funds Services, LLC,
                                 Officer                                        ING Investments, LLC, and ING Funds
                                                                                Distributor, LLC (June 1998 to December
                                                                                2001) and Chief Financial Officer of
                                                                                Endeavor Group (April 1997 to June 1998).

Robert S. Naka                   Senior Vice             March 2002 to          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     President and           Present (for the       Secretary of ING Funds Services, LLC, ING
Scottsdale, AZ 85258             Assistant Secretary     ING Funds)             Funds Distributor, LLC, ING Advisors, Inc.,
Born: 1963                                                                      ING Investments, LLC (October 2001 to
                                 Senior Vice             November 1999 to       present) and Lexington Funds
                                 President and           March 2002 (for        Distributor, Inc. (since December 2001).
                                 Assistant Secretary     the Pilgrim Funds)     Formerly, Senior Vice President and
                                                                                Assistant Secretary for ING Quantitative
                                 Assistant Secretary     July 1996 to           Management, Inc. (October 2001 to
                                                         November 1999          October 2002); Vice President, ING
                                                         (for the Pilgrim       Investments, LLC (April 1997 to October
                                                         Funds)                 1999), ING Funds Services, LLC (February
                                                                                1997 to August 1999) and Assistant Vice
                                                                                President, ING Funds Services, LLC
                                                                                (August 1995 to February 1997).

                 DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                            TERM OF OFFICE                     OCCUPATION(S)
         NAME, ADDRESS                POSITION(S)            AND LENGTH OF                       DURING THE
            AND AGE                 HELD WITH FUND            TIME SERVED                     PAST FIVE YEARS
            -------                 --------------            -----------                     ---------------
Robyn L. Ichilov                 Vice President and      March 2002 to          Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     Treasurer               Present (for the       (since October 2001) and ING
Scottsdale, AZ 85258                                     ING Funds)             Investments, LLC (since August 1997);
Born: 1967                                                                      Accounting Manager, ING Investments,
                                 Vice President and      May 1998 to            LLC (since November 1995).
                                 Treasurer               March 2002 (for
                                                         the Pilgrim Funds)

                                 Vice President          November 1997 to
                                                         May 1998 (for the
                                                         Pilgrim Funds)

Kimberly A. Anderson             Vice President and      March 2002 to          Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.     Secretary               Present (for the       ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                     ING Funds)             Distributor, LLC, ING Advisors, Inc., ING
Born: 1964                                                                      Investments, LLC (since October 2001)
                                                         February 2001 to       and Lexington Funds Distributor, Inc.
                                                         March 2002 (for        (since December 2001). Formerly, Vice
                                                         the Pilgrim Funds)     President for ING Quantitative
                                                                                Management, Inc. (October 2001 to
                                                                                October 2002); Assistant Vice President
                                                                                of ING Funds Services, LLC (November
                                                                                1999 to January 2001) and has held
                                                                                various other positions with ING Funds
                                                                                Services, LLC for more than the last
                                                                                five years.

Todd Modic                       Assistant Vice          April 2002 to          Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.     President               Present (for the       Investments, LLC (since March 2001).
Scottsdale, AZ 85258                                     ING Funds)             Formerly, Director of Financial Reporting,
Born: 1967                                                                      Axient Communications, Inc. (May 2000
                                                         March 2002 to          to January 2001) and Director of
                                                         Present (for           Finance, Rural/Metro Corporation (March
                                                         certain ING Funds)     1995 to May 2000).

                                                         August 2001 to
                                                         March 2002 (for
                                                         the Pilgrim Funds)

Maria M. Anderson                Assistant Vice          April 2002 to          Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.     President               Present (for the       Services, LLC (since October 2001).
Scottsdale, AZ 85258                                     ING Funds)             Formerly, Manager of Fund Accounting
Born: 1958                                                                      and Fund Compliance, ING Investments,
                                                         March 2002 to          LLC (September 1999 to November
                                                         Present (for           2001); Section Manager of Fund
                                                         certain ING Funds)     Accounting, Stein Roe Mutual Funds
                                                                                (July 1998 to August 1999); and Financial
                                                         August 2001 to         Reporting Analyst, Stein Roe Mutual
                                                         March 2002 (for        Funds (August 1997 to July 1998).
                                                         the Pilgrim Funds)

Richard T. Saler                 Senior Vice             March 2002 to          Senior Vice President and Director of
7337 E.Doubletree Ranch Rd.      President and           Present (for           International Equity Investment Strategy
Scottsdale, AZ 85258             Senior Portfolio        certain ING Funds)     of ING Investments, LLC and ING
Born: 1961                       Manager                                        Advisors, Inc.(since October 2001).
                                                         June 2000 to           Formerly, Senior Vice President and
                                                         March 2002 (for        Director of International Equity Strategy,
                                                         the Pilgrim Funds)     Lexington Management Corporation
                                                                                (which was acquired by ING Investments,
                                                                                LLC's parent company in July 2000)(1986
                                                                                to July 2000).

Philip A. Schwartz               Senior Vice             March 2002 to          Senior Vice President and Director of
7337 E.Doubletree Ranch Rd.      President and           Present (for           International Equity Investment Strategy
Scottsdale, AZ 85258             Senior Portfolio        certain ING Funds)     for ING Investments, LLC and ING
Born: 1961                       Manager                                        Advisors,Inc.(since October 2001).
                                                         June 2000 to           Formerly, Senior Vice President and
                                                         March 2002 (for        Director of International Equity Strategy,
                                                         the Pilgrim Funds)     Lexington Management Corporation
                                                                                (which was acquired by ING Investments,
                                                                                LLC's parent company in July 2000);
                                                                                Vice President of European Research Sales,
                                                                                Cheuvreux de Virieu in Paris and New York
                                                                                (prior to 1993).

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-6368

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110-2371


Prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Funds Services at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                  VPEMFAR  1202-021803

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING VP Emerging Markets Fund, Inc.


By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date March 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James M. Hennessy
   -------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date March 3, 2003


By /s/ Michael J. Roland
   -------------------------------------
   Michael J. Roland
   Executive Vice President and
   Chief Financial Officer

Date March 3, 2003